Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets
Allowance for loan losses	$ 369	$ 413
Deferred directors' compensation	338	534
Employee and director benefits	320	535
Qualified pension liability	512	847
Unrealized losses on securities available for sale	439	429
Unrealized loss from securities impairment	37	106
Investment in low income housing project	141	159
Fair value adjustments to acquired assets and liabilities	168	277
Tax credit carryforward	75	209
Valuation reserves on other real estate owned	1	70
Other		83
Total deferred tax assets	2,400	3,662
Deferred Tax Liabilities
Depreciation	(345)	(272)
Equity income from unconsolidated subsidiary	(368)	(645)
Loan origination costs	(340)	(440)
Prepaid expense	(230)	(386)
Annuity earnings	(52)	(79)
Fair value of mortgage servicing rights	(47)	(70)
Intangible assets	(18)	(42)
Goodwill	(324)	(479)
Other	(24)
Total deferred tax liabilities	(1,748)	(2,413)
Net deferred tax asset included in other assets	$ 652	$ 1,249